Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Debt
8.	DEBT

Term Loan

In September 2018, the Company entered into a loan and security agreement with Avidbank for a 48-month term loan in the amount of $4,000,000. In February 2020, the Company made a pre-payment on the term loan of approximately $150,000 following the sale of all of the Company’s assets used to conduct the live-hosted knowledge-based trivia events in January 2020. In March 2020, the Company and Avidbank entered into an amendment to the loan and security agreement (“Amendment #1”). In connection with entering into Amendment #1, the Company made a $433,000 payment on the term loan, which included the $83,333 monthly principal payment plus accrued interest for March 2020 and a $350,000 principal prepayment, thereby reducing the outstanding principal balance of the term loan to $2,000,000 as of March 31, 2020.

The Company incurred approximately $26,000 of debt issuance costs related to loan and security agreement and its amendment, of which approximately $3,000 was related to Amendment #1. The debt issuance costs are being amortized to interest expense using the effective interest rate method over the life of the loan. The unamortized balance of the debt issuance costs as of June 30, 2020 and December 31, 2019 was $5,000 and $11,000, respectively, and is recorded as a reduction of long-term debt.

Under the terms of Amendment #1, the Company’s financial covenants were changed as described below, the maturity date was changed from September 28, 2022 to December 31, 2020, and the amount of the Company’s monthly payment obligations increased as described below.

Before entering into Amendment #1, the Company’s adjusted earnings before interest, taxes, depreciation and amortization (“EBITDA”) was required to be at least $1,000,000 for the trailing six-month period as of the last day of each fiscal quarter and the aggregate amount of unrestricted cash it had in deposit accounts or securities accounts maintained with Avidbank must be not less than $2,000,000 at all times. Under the terms of Amendment #1, the minimum EBITDA covenant was replaced with a monthly minimum asset coverage ratio covenant, which the Company refers to as the ACR covenant, and the minimum liquidity covenant was amended to provide that the aggregate amount of unrestricted cash the Company has in deposit accounts or securities accounts maintained with Avidbank must be at all times not less than the principal balance outstanding under the term loan. Under the ACR covenant, the ratio of (i) the Company’s unrestricted cash at Avidbank as of the last day of a calendar month plus 75% of its outstanding accounts receivable accounts that are within 90 days of invoice date to (ii) the outstanding principal balance of the term loan on such day must be no less than 1.25 to 1.00. As of June 30, 2020, the Company was in compliance with both of those covenants.

Before entering into Amendment #1, the Company was required to make monthly principal payments of approximately $83,000 plus accrued and unpaid interest. Under the terms of the amendment, the monthly principal payment increased to $125,000 for each of April, May and June 2020, to $300,000 for each of July, August, September, October and November 2020, and to $125,000 for December 2020. As of June 30, 2020, the outstanding principal balance of the term loan was $1,625,000.

On June 1, 2020, the Company and Avidbank entered into an amendment to the loan and security agreement to formally memorialize Avidbank’s consent to the Company receiving the PPP Loan (as defined below). Avidbank initially consented to the Company receiving the PPP loan in April 2020.

Paycheck Protection Program Loan

On April 18, 2020, the Company issued a note in the principal amount of approximately $1,625,000 to Level One Bank evidencing the loan (the “PPP Loan”) the Company received under the Paycheck Protection Program (the “PPP”) of the Coronavirus Aid, Relief, and Economic Security Act administered by the U.S. Small Business Administration (the “CARES Act”). As of June 30, 2020, the outstanding principal balance of the PPP Loan was approximately $1,625,000.

The PPP Loan matures on April 18, 2022 and bears interest at a rate of 1.0% per annum. The Company must make monthly interest only payments beginning on November 18, 2020. One final payment of all unforgiven principal plus any accrued unpaid interest is due at maturity. Under the terms of the PPP, the Company may prepay the PPP Loan at any time with no prepayment penalties. The Company may use funds from the PPP Loan for payroll costs, costs used to continue group health care benefits, mortgage interest payments, rent payments, utility payments, and interest payments on other debt obligations incurred before February 15, 2020. The Company intends to use the entire PPP Loan for qualifying expenses. Under the terms of the PPP, certain amounts of the PPP Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. No assurance is provided that the Company will obtain forgiveness of the PPP Loan in whole or in part.